Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund II
Entity Central Index Key	0000890540
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
C000017675
Shareholder Report [Line Items]
Fund Name	Reaves Infrastructure Fund
Class Name	Institutional Class Shares
Trading Symbol	RSRFX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the Reaves Infrastructure Fund (the "Fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the Fund at https://reavesam.com/our_services/reaves-infrastructure-fund/. You can also request this information by contacting us at 1-866-342-7058.
Additional Information Phone Number	1-866-342-7058
Additional Information Website	https://reavesam.com/our_services/reaves-infrastructure-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Reaves Infrastructure Fund, Institutional Class Shares	$67	1.30%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.30%
AssetsNet	$ 35,234,394
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 32,154
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of January 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$35,234,394	35	$32,154	25%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Short-Term Investment	0.1%
Materials	2.4%
Communication Services	2.8%
Telecommunication Services	3.6%
Information Technology	4.8%
Independent Power and Renewable Electricity Producers	7.2%
Real Estate	10.7%
Industrials	11.9%
Multi-Utilities	16.1%
Energy	16.9%
Electric Utilities	23.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Talen Energy	5.5%
DT Midstream	5.4%
Quanta Services	4.7%
NiSource	4.4%
Cameco	4.3%
Entergy	4.3%
IDACORP	4.0%
Constellation Energy	3.9%
Corning	3.6%
Equinix	3.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-866-342-7058
Updated Prospectus Web Address	https://reavesam.com/our_services/reaves-infrastructure-fund/